Expenses by Nature	12 Months Ended
Dec. 31, 2017
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Expenses by Nature

NOTE 5—EXPENSES BY NATURE

(in millions of Euros)	Notes	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Raw materials and consumables used		(3,197)	(2,792)	(3,176)
Employee benefit expenses	6	(924)	(897)	(887)
Energy costs		(138)	(140)	(168)
Sub-contractors		(99)	(108)	(86)
Freight out costs		(124)	(128)	(130)
Professional fees		(77)	(85)	(75)
Operating lease expenses		(27)	(27)	(29)
Depreciation and amortization	15,16	(171)	(155)	(140)
Impairment	15	—	—	(457)
Other operating expenses		(229)	(186)	(300)
Other gains / (losses)—net	7	70	21	(131)

Total Operating expenses		(4,916)	(4,497)	(5,579)